Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share
	For the three months ended September 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(416,710)	$(104,178)	$(10,494)	$(34,482)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	2,282,609	7,500,000
Basic and diluted net loss per share	$(0.01)	$(0.01)	$(0.00)	$(0.00)
	For the nine months ended September 30, 2022		For the period from January 27, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(760,018)	$(190,005)	$(6,777)	$(58,087)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	850,202	7,287,449
Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.01)	$(0.01)

	For the period from January 27, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(174,998)	$(140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	9,322,714	7,485,546
Basic and diluted net loss per share	$(0.02)	$(0.02)

Schedule of Class A ordinary shares subject to possible redemption
Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)
Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188

Class A ordinary shares subject to redemption, December 31, 2021	315,880,110
Plus:
Remeasurement of carrying value to redemption value	1,992,611

Class A ordinary shares subject to redemption, September 30, 2022	$317,872,721

Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)

Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188
Class A ordinary shares subject to redemption	$315,880,110